Note 7 - Derivative Liability and Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes
Note 7 - Derivative Liability and Fair Value Measurements

NOTE 7 – DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS

On May 7, 2013, the Company amended its Certificate of Incorporation to eliminate anti-dilution price protection from its Series A Preferred Stock and associated derivative liability.  As of March 31, 2014 and 2013, for the three months ended, the Company incurred a change in fair value of derivative of $0 and $63,348, respectively. The Company incurred $998,403 of changes in derivative liability from inception on May 15, 2006 through March 31, 2014.

NOTE 7 – DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS

The Company’s only asset or liability measured at fair value on a recurring basis is its derivative liability associated with its Series A Preferred Stock and associated warrants to purchase common stock.  On May 7, 2013, the Company amended its Certificate of Incorporation to eliminate anti-dilution price protection from its Series A Preferred Stock and associated derivative liability.  On January 1, 2009, the Company adopted ASC Topic No. 815-40 which defines determining whether an instrument (or embedded feature) is solely indexed to an entity’s own stock. As of January 1, 2009, the Company had issued 3,572,714 warrants which have exercise prices that are subject to “reset” provisions in the event the Company subsequently issues common stock, stock warrants, stock options or convertible debt with a stock price, exercise price or conversion price lower than $0.85 and $1.27, respectively. If these provisions are triggered, the exercise price of all of those warrants will be reduced.  As a result, the warrants are not considered to be solely indexed to the Company’s own stock and are not afforded equity treatment.

As a result, on January 1, 2009, 3,572,714 of the Company’s outstanding warrants containing exercise price reset provisions, originally classified as permanent equity, were reclassified to derivative liability. These warrants had exercise prices ranging from $0.85 - $1.27 and expire starting in December 2013. As of January 1, 2009, the fair value of these warrants of $1,676,633 was recognized and resulted in a cumulative effect adjustment to retained earnings of $43,808. On May 7, 2013, the Company effectively removed the derivative provision from the warrants and convertible debt and valued the derivatives market to market as of that date. The derivative liability was then converted to additional paid-in-capital. The change in fair value during the years ended December 31, 2013 and 2012 of $(3,926) and $(8,154), respectively, is recorded as a derivative loss in the accompanying Statements of Operations.

During the year ended December 31, 2012, the Company issued 1,313,533 warrants which were attached to 1,116 shares of convertible preferred stock. The Company issued an additional 757,223 warrants as stock offering costs to the Company’s placement agent. The combined fair market value of the derivative liability associated with these issuances at the date of issuance was $301,800.

During the year ended December 31, 2011, the Company issued 1,704,884 warrants which were attached to 1,449 shares of convertible preferred stock.  The Company issued an additional 1,022,931 warrants as stock offering costs to the Company’s placement agent.  The combined fair market value of the derivative liability associated with these issuances at the date of issuance was $2,184,753.

During the year ended December 31, 2010, the Company issued 676,775 warrants which were attached to 575 shares of convertible preferred stock.  The Company issued an additional 391,353 warrants as stock offering costs to the Company’s placement agent.  The Combined fair market value of the derivative liability associated with these issuances for the year ended December 31, 2010 was $852,346.

During the year ended December 31, 2009, the Company issued 953,370 warrants which were attached to 810 shares of convertible preferred stock.  The Company issued an additional 286,011 warrants as stock offering costs to the Company’s placement agent.  The Combined fair market value of the derivative liability associated with these issuances for the year ended December 31, 2009 was $988,552.

The Company classifies the fair value of these warrants under level three of the fair value hierarchy of financial instruments. The fair value of the derivative liability was calculated using a lattice model that values the compound embedded derivatives based on a probability weighted discounted cash flow model. This model is based on future projections of the various potential outcomes. The embedded derivatives that were analyzed and incorporated into the model included the conversion feature with the full ratchet reset, and the redemption options.

The Series A Preferred Derivatives were valued using the following assumptions:

•         The Company was 3 months from being publicly traded and the Company/Holder would convert the Preferred Stock based on 200% of the adjusted conversion price;

•         The Preferred maturity date used was 7 years following the Company being publicly traded (rolling 6 years from the Valuation Date);

•         The stock price of $0.85 was used as the fair value of the common stock based on the previous common stock transaction;

•         The projected volatility curve was based on the average of 15 comparable biotech companies historical volatility:

•         The Holder would automatically convert at a stock price of $1.70 if the Company was not in default;

•         The Holder would convert on a quarterly basis in equal amounts to maturity if in the money; and

•         Capital raising events would occur annually, generating reset events based on pricing not greater than 100% of market.

The warrants were valued at issuance and marked to market quarterly for the period 2009 through December 2011. The five-year warrants are options to purchase shares of common stock at an exercise price of $0.85 per share and $1.27, subject to adjustments. The following assumptions were used for the valuation of the derivative:

•         The stock price of $0.85 was used as the fair value of the common stock based on the previous common stock transaction;

•         The projected volatility curve was based on the average of comparable companies as provided in the Preferred assumptions above;

•         The Holder would exercise the warrant at maturity if the stock price was above the exercise price;

•         The Holder would exercise the warrant at target prices starting at $1.58 for the Investor Warrants and $1.40 for the Placement Agent Warrants, and lowering such target as the warrants approached maturity.

•         The Holder would automatically convert all of the shares at a stock price of $1.58 for the Investor Warrants and $1.40 for the Placement Agent Warrants;

•         The Holder would convert on a quarterly basis in amounts not to exceed the average quarters trading volume based on historical performance, assuming the volume would increase by 5% each quarter; and

•         Capital raising events would occur annually, generating reset events based on pricing not greater than 100% of market for the Placement Agent Warrants and for the Investor Warrants the reset would be 150% of the Preferred.

The Company determined the fair value of the preferred stock to be $0 and $3,182,380 and the fair value of the warrants to be $0 and $2,504,879 at December, 2013 and December 31, 2012, respectively.

The following shows the changes in the level three liability measured on a recurring basis from December 31, 2012 through December 31, 2013:

Balance, December 31, 2012	$5,687,262
Derivative loss	3,923
Derivative liability for warrants removed during the period	(5,691,185)
Balance, December 31, 2013	$-